Merger	12 Months Ended
Dec. 31, 2013
Merger [Abstract]
Merger

Note 1 - Merger:

 On October 16, 2013, the Company closed a merger transaction (the "Merger") with The ONE Group, LLC, a privately held Delaware limited liability company ("One Group"), pursuant to an Agreement and Plan of Merger, dated as of October 16, 2013 (the "Merger Agreement"), by and among Committed Capital, CCAC Acquisition Sub, LLC, a Delaware limited liability company and wholly owned subsidiary of Committed Capital ("Merger Sub"), One Group and Samuel Goldfinger as One Group Representative. Pursuant to the Merger Agreement, One Group became a wholly-owned subsidiary of Committed Capital through a merger of Merger Sub with and into One Group, and the former members of One Group received shares of Committed Capital that constituted a majority of the outstanding shares of Committed Capital. In connection with the Merger the Company received approximately $28,800,000 in cash and assumed accrued expense liabilities of approximately $1,500,000.

At the closing of the Merger, the Company issued to the former holders of One Group membership interests (the "TOG Members") and to a liquidating trust (the "Liquidating Trust") established for the benefit of TOG Members and holders of warrants to acquire membership interests of One Group ("TOG Warrant Owners") an aggregate of 12,631,400 shares of the Company's common stock, par value $0.0001 per share (the "Common Stock") and paid to such TOG Members an aggregate of $11,750,000 in cash (collectively, the "Merger Consideration"). As part of the Merger Consideration, the Company issued to Jonathan Segal, the former Managing Member of One Group and currently our Chief Executive Officer and a Director, 1,000,000 shares of Common Stock as a control premium. The foregoing shares are in addition to the 7,680,666 shares issued to Mr. Segal and related entities in respect of his pro rata portion of shares of Common Stock issued to all TOG Members. Of the 12,631,400 shares of Common Stock issued as part of the Merger Consideration, 2,000,000 shares (the "Escrow Shares") were deposited into an escrow account (the "Escrow Account") at Continental Stock Transfer & Trust Company, as escrow agent (the "Escrow Agent") to secure certain potential adjustments to the Merger Consideration as described below and certain potential indemnification obligations.

In addition, the Merger Agreement provided for up to an additional $14,100,000 of payments to the TOG Members and the Liquidating Trust based on a formula as described in the Merger Agreement and which is contingent upon the exercise of outstanding Company warrants to purchase 5,750,000 shares of Common Stock at an exercise price of $5.00 per share (the "Parent Warrants"). The Company is required to make these payments on a monthly basis. Additionally, certain One Group employees are entitled to receive a contingent sign-on bonus of an aggregate of approximately $900,000 upon the exercise of the Parent Warrants. Any Parent Warrants that are unexercised will expire on the date that is the earlier of (i) February 27, 2016 or (ii) the forty-fifth (45th) day following the date that the Company's Common Stock closes at or above $6.25 per share for 20 out of 30 trading days commencing on February 27, 2014.

The Common Stock portion of the Merger Consideration is subject to adjustment to reflect working capital shortfalls and excess liabilities compared to the amounts that were set forth in a closing statement delivered by One Group within 90 days following the Closing of the Merger. Working capital shortfalls did not exceed by $100,000 the ordinary working capital and therefore no payment was required. Adjustment liabilities exceeded excess liabilities by $12,721 greater than $20,000 in the aggregate, which caused the TOG Members and the Liquidating Trust, on a pro rated basis, to be liable to the Company for an amount equal to the sum of any excess liabilities and working capital shortfall which equaled $32,721. The payment required to be made with respect to the foregoing was made by a reduction of the Escrow Shares.

The Merger was accounted for as a reverse-merger and recapitalization in accordance with GAAP, whereby the Company is the accounting acquiree and One Group is the accounting acquirer. Consequently, the assets and liabilities and the operations that are reflected in the historical financial statements prior to the Merger are those of One Group, and the consolidated financial statements after completion of the Merger include the assets and liabilities of the Company and One Group, historical operations of One Group and operations of the Company from the Effective Date. Membership interests and the corresponding capital amounts of One Group pre-Merger have been retroactively restated as shares of common stock reflecting the 8.09 to one exchange ratio in the Merger. All references in this Report to equity securities and all equity-related historical financial measurements, including weighted average shares outstanding, earnings per share, par value of Common Stock, additional paid in capital, option exercise prices and warrant exercise prices, have been retroactively restated to reflect the Merger exchange ratio.

In connection with the closing of the Merger, the Company completed a private placement of 3,131,339 shares of Common Stock at a purchase price of $5.00 per share to purchasers that included some of the Company's existing shareholders (collectively, the "Investors"), realizing gross proceeds of $15,656,695 (the "October 2013 Private Placement"). Jefferies LLC served as placement agent for the October 2013 Private Placement.